United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated Capital Income Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS--29.5%
		Consumer Discretionary--2.2%
44,700		American Eagle Outfitters, Inc.	$955,239
26,300		American Greetings Corp., Class A	494,966
19,600		Autoliv Inc.	978,040
17,000		Darden Restaurants, Inc.	524,110
48,500	[1]	Family Dollar Stores, Inc.	928,775
16,000		Gannett Co., Inc.	482,400
31,510		Home Depot, Inc.	836,590
151,990	[2]	Leggett and Platt, Inc.	2,538,233
20,600		Macy's Inc.	508,408
24,940		Mattel, Inc.	481,841
117,000	[2]	Regal Entertainment Group	2,308,410
		TOTAL	11,037,012
		Consumer Staples--4.2%
22,340		Anheuser-Busch Cos., Inc.	1,051,991
58,720		Coca-Cola Co.	3,432,771
11,660		Colgate-Palmolive Co.	887,209
39,390		Kimberly-Clark Corp.	2,567,440
47,825		Kraft Foods, Inc., Class A	1,490,705
12,179		Nu Skin Enterprises, Inc.	201,684
28,340		PepsiCo, Inc.	1,971,330
68,340		Procter & Gamble Co.	4,522,741
27,900		SUPERVALU, Inc.	732,375
17,820		Sysco Corp.	500,029
70,810		Wal-Mart Stores, Inc.	3,511,468
		TOTAL	20,869,743
		Energy--4.0%
69,180	[2]	BP PLC, ADR	4,487,707
41,930		Chevron Corp.	3,633,654
23,800		ENI SpA, ADR	1,640,534
23,220		Exxon Mobil Corp.	2,020,372
10,130		Marathon Oil Corp.	538,511
82,820	[1]	Patterson-UTI Energy, Inc.	1,965,319
34,850		Royal Dutch Shell PLC	2,490,032
43,160	[1]	Total SA, ADR, Class B	3,253,832
		TOTAL	20,029,961
		Financials--4.6%
35,120		Ace, Ltd.	1,975,149
25,900		Aflac, Inc.	1,616,419
79,700		Annaly Mortgage Management, Inc.	1,648,993
18,600		Aspen Insurance Holdings Ltd.	538,284
108,793		Bank of America Corp.	4,323,434
29,770		Hartford Financial Services Group, Inc.	2,080,923
47,600		J.P. Morgan Chase & Co.	1,934,940
6,400		M & T Bank Corp.	525,312
146,500		MFA Mortgage Investments, Inc.	1,400,540
50,560		Nationwide Financial Services, Inc., Class A	2,085,600
65,170		New York Community Bancorp, Inc.	1,064,226
51,640		Protective Life Corp.	1,992,788
30,150		The Travelers Cos, Inc.	1,399,262
25,150		Wachovia Corp.	770,093
		TOTAL	23,355,963
		Health Care--3.5%
64,970		Biovail Corp.	920,625
44,600		Bristol-Myers Squibb Co.	1,008,406
57,410		Johnson & Johnson	3,557,124
40,630		Lilly (Eli) & Co.	2,032,313
11,300		Merck & Co., Inc.	500,590
291,300		Pfizer, Inc.	6,490,164
71,360		Wyeth	3,112,723
		TOTAL	17,621,945
		Industrials--3.9%
38,370		3M Co.	3,008,208
7,400		Caterpillar, Inc.	535,242
47,990		Dover Corp.	1,992,065
6,000		Eaton Corp.	483,780
12,600		Illinois Tool Works, Inc.	618,282
5,000	[1]	Lockheed Martin Corp.	516,000
82,920	[1]	Northrop Grumman Corp.	6,518,341
33,500		United Parcel Service, Inc.	2,353,040
35,480		United Technologies Corp.	2,501,695
31,600		Waste Management, Inc.	1,037,428
		TOTAL	19,564,081
		Information Technology--1.8%
16,400		Analog Devices, Inc.	441,488
47,820		Automatic Data Processing, Inc.	1,910,409
15,400		International Business Machines Corp.	1,753,444
29,500		Maxim Integrated Products, Inc.	538,965
35,610		Microchip Technology, Inc.	1,096,076
20,300		Seagate Technology Holdings	437,871
178,970		Taiwan Semiconductor Manufacturing Co., ADR	1,743,168
22,300		Telefonaktiebolaget LM Ericsson, ADR, Class B	479,450
23,000		Xilinx, Inc.	514,280
		TOTAL	8,915,151
		Materials--0.8%
13,890		Dow Chemical Co.	523,514
16,100		PPG Industries, Inc.	997,878
24,800		Packaging Corp. of America	565,192
38,690		Rohm & Haas Co.	2,074,171
		TOTAL	4,160,755
		Telecommunication Services--2.6%
145,119		AT&T, Inc.	5,054,495
98,000		Citizens Communications Co.	1,052,520
180,090		NTT Docomo Inc. - Spon. ADR	2,627,513
62,700		Verizon Communications	2,277,264
191,636		Windstream Corp.	2,253,639
		TOTAL	13,265,431
		Utilities--1.9%
28,720		AGL Resources, Inc.	996,010
24,000	[2]	Aqua America, Inc.	456,960
52,710		Integrys Energy Group, Inc.	2,420,970
183,590	[2]	NiSource, Inc.	3,155,912
22,140		Piedmont Natural Gas, Inc.	544,644
21,750		Progress Energy, Inc.	911,542
25,000		SCANA Corp.	946,750
		TOTAL	9,432,788
		TOTAL COMMON STOCKS (IDENTIFIED COST $144,282,808)	148,252,830
		CORPORATE BONDS--2.6%
		Basic Industry – Paper --0.4%
1,400,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	1,449,801
400,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	408,175
		TOTAL	1,857,976
		Capital Markets – 1.5%
6,982,000		Merrill Lynch & Co., Inc., Conv. Bond, 0.000%, 03/13/2032	7,668,540
		Communications Media Non-Cable—0.3%
1,500,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,733,672
		Media--0.4%
1,961,000		Liberty Media Corp., Conv. Bond, 0.750%, 03/30/2023	2,002,161
		TOTAL CORPORATE BONDS (IDENTIFIED COST $14,352,096)	13,262,349
		PREFERRED STOCKS--5.9%
		Consumer Discretionary--0.4%
84,600	[3,4]	Lehman Brothers 5.00% Equity Linked Notes (KBH)	2,147,148
		Energy--0.4%
34,700	[3,4]	Morgan Stanley 5.00% Equity Linked Notes (SUN)	2,136,652
		Financials--3.3%
42,200		Credit Suisse 5.00% Equity Linked Notes (FITB)	952,876
99,700		Credit Suisse 5.00% Equity Linked Notes (FRE)	2,487,515
10,980		Credit Suisse 5.00% Equity Linked Notes (GS)	1,912,057
36,900	[3,4]	Credit Suisse 5.00% Equity Linked Notes (MER)	1,852,195
30,600	[3,4]	Goldman Sachs 5.00% Trigger Mandatory Exchangeable Notes (LEH)	1,566,965
32,000	[3,4]	Goldman Sachs 5.00% Trigger Mandatory Exchangeable Notes (STI)	1,887,552
56,100	[3,4]	Lehman Brothers 5.00% Equity Linked Notes (CMA)	2,046,528
93,400	[3,4]	Lehman Brothers 5.00% Equity Linked Notes (MI)	2,150,068
41,100	[3,4]	Lehman Brothers 5.00% Equity Linked Notes (MS)	1,759,902
		TOTAL	16,615,658
		Information Technology--0.9%
105,200	[3,4]	Goldman Sachs 5.00% Trigger Mandatory Exchangeable Notes (INTC)	2,107,998
119,300	[3,4]	Goldman Sachs 7.25%Trigger Mandatory Exchangeable Notes (AMAT)	2,241,528
		TOTAL	4,349,526
		Materials--0.9%
23,900		Credit Suisse 5.00% Equity Linked Notes (FCX)	2,283,764
65,400	[3,4]	Morgan Stanley 5.00% Equity Linked Notes (AA)	2,274,612
		TOTAL	4,558,376
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $30,341,410)	29,807,360
		PURCHASED PUT OPTIONS – 0.0%
280	[5]	Home Depot, Inc. (PUT-Option) Strike Price $25.00, Expiration Date 3/22/2008 (IDENTIFIED COST $19,180)	10,500
		MUTUAL FUNDS—62.0%[6]
4,745,419		Emerging Markets Fixed-Income Core Fund	105,188,325
8,111,452		Federated Mortgage Core Portfolio	81,357,862
15,928,444		High Yield Bond Portfolio	101,145,619
24,227,630	[7]	Prime Value Obligations Fund, Institutional Shares, 3.57%	24,227,630
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $301,544,567)	311,919,436
		REPURCHASE AGREEMENT—2.7%
$13,319,000		Interest in $5,000,000,000 joint repurchase agreement 3.20%, dated 2/29/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $5,001,333,333 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2093 and the market value of those underlying securities was $5,101,187,662 (purchased with proceeds from securities lending collateral). (AT COST)	$13,319,000
		TOTAL INVESTMENTS – 102.7% (IDENTIFIED COST $503,859,061)[8]	516,571,475
		OTHER ASSETS AND LIABILITIES – NET –(2.7)%[9]	(13,503,919)
		TOTAL NET ASSETS – 100%	$503,067,556

At February 29, 2008, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[5]Family Dollar Stores, Inc.	April 2008	$22.50	245	$14,088
[5]Lockheed Martin Corp.	April 2008	$115	47	$2,115
[5]Northrop Grumman Corp.	April 2008	$85	785	$62,800
[5]Patterson UTI Energy Inc.	April 2008	$25	785	$62,800
[5]Total SA, ADR Class B	April 2008	$80	410	$57,400
TOTAL				$199,203
Value of written option contracts is included in “Other Assets and Liabilities – Net”.
1	Portion of security subject to options written.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.  As of February 29, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$12,409,580	$13,319,000
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $22,171,148, which represented 4.4% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At February 29, 2008, these liquid restricted securities amounted to $22,171,148, which represented 4.4% of total net assets.

5	Non-income producing security.
6	Affiliated companies.
7	7-Day net yield.
8
At February 29, 2008, the cost of investments for federal tax purposes was $504,107,927. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from written options was $12,463,548. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,894,649 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,431,101.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, an affiliate to the Fund’s adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return.  Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust.  A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$460,182,766	$199,203
Level 2 – Other Significant Observable Inputs	56,388,709	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$516,571,475	$199,203

* Other financial instruments include written option contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Stock and California Muni Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--30.3%
		Consumer Discretionary--2.2%
710		American Eagle Outfitters, Inc.	$15,173
420		American Greetings Corp., Class A	7,904
310		Autoliv Inc.	15,469
310		Darden Restaurants, Inc.	9,557
720		Family Dollar Stores, Inc.	13,788
300		Gannett Co., Inc.	9,045
530		Home Depot, Inc.	14,072
2,430		Leggett and Platt, Inc.	40,581
330		Macy's Inc.	8,144
420		Mattel, Inc.	8,114
2,010		Regal Entertainment Group	39,657
1,040		Time Warner, Inc.	16,234
		TOTAL	197,738
		Consumer Staples--4.5%
380		Anheuser-Busch Cos., Inc.	17,894
1,040		Coca-Cola Co.	60,798
880		Colgate-Palmolive Co.	66,959
710		Kimberly-Clark Corp.	46,278
666		Kraft Foods, Inc., Class A	20,759
202		Nu Skin Enterprises, Inc.	3,345
510		PepsiCo, Inc.	35,476
1,070		Procter & Gamble Co.	70,813
530		SUPERVALU, Inc.	13,912
370		Sysco Corp.	10,382
1,250		Wal-Mart Stores, Inc.	61,988
		TOTAL	408,604
		Energy--4.0%
950		BP PLC, ADR	61,626
680		Chevron Corp.	58,929
430		ENI SpA, ADR	29,640
1,050		Exxon Mobil Corp.	91,361
150		Marathon Oil Corp.	7,974
1,330		Patterson-UTI Energy, Inc.	31,561
520		Royal Dutch Shell PLC	37,154
140		Sunoco, Inc.	8,551
410		Total SA, ADR, Class B	30,910
		TOTAL	357,706
		Financials--4.9%
810		Ace, Ltd.	45,554
600		Aflac, Inc.	37,446
300		Aspen Insurance Holdings Ltd.	8,682
1,690		Bank of America Corp.	67,161
200		Comerica, Inc.	7,248
230		Federal Home Loan Mortgage Corp.	5,791
40		Goldman Sachs Group, Inc.	6,785
550		Hartford Financial Services Group, Inc.	38,445
780		J.P. Morgan Chase & Co.	31,707
200		Lehman Brothers Holdings, Inc.	10,198
100		M & T Bank Corp.	8,208
300		Marshall & Ilsley Corp.	6,960
320		Merrill Lynch & Co., Inc.	15,859
200		Morgan Stanley	8,424
840		Nationwide Financial Services, Inc., Class A	34,650
940		New York Community Bancorp, Inc.	15,350
1,150		Protective Life Corp.	44,378
130		SunTrust Banks, Inc.	7,557
530		The Travelers Cos, Inc.	24,597
610		Wachovia Corp.	18,678
		TOTAL	443,678
		Health Care--3.4%
1,300		Biovail Corp.	18,421
700		Bristol-Myers Squibb Co.	15,827
1,220		Johnson & Johnson	75,591
660		Lilly (Eli) & Co.	33,013
200		Merck & Co., Inc.	8,860
4,920		Pfizer, Inc.	109,618
1,070		Wyeth	46,673
		TOTAL	308,003
		Industrials--3.7%
680		3M Co.	53,312
130		Caterpillar, Inc.	9,403
760		Dover Corp.	31,548
120		Eaton Corp.	9,676
330		Illinois Tool Works, Inc.	16,193
100		Lockheed Martin Corp.	10,320
1,310		Northrop Grumman Corp.	102,979
590		United Parcel Service, Inc.	41,442
590		United Technologies Corp.	41,601
550		Waste Management, Inc.	18,056
		TOTAL	334,530
		Information Technology--2.1%
300		Analog Devices, Inc.	8,076
600		Applied Materials, Inc.	11,502
840		Automatic Data Processing, Inc.	33,558
1,070		Intel Corp.	21,347
280		International Business Machines Corp.	31,881
500		Maxim Integrated Products, Inc.	9,135
580		Microchip Technology, Inc.	17,852
470		Seagate Technology Holdings	10,138
2,800		Taiwan Semiconductor Manufacturing Co., ADR	27,272
410		Telefonaktiebolaget LM Ericsson, ADR, Class B	8,815
410		Xilinx, Inc.	9,168
		TOTAL	188,744
		Materials--1.2%
300		Alcoa, Inc.	11,142
240		Dow Chemical Co.	9,046
150		Freeport-McMoRan Copper & Gold, Inc.	15,129
290		PPG Industries, Inc.	17,974
730		Packaging Corp. of America	16,637
650		Rohm & Haas Co.	34,847
		TOTAL	104,775
		Telecommunication Services--2.5%
2,260		AT&T, Inc.	78,716
1,600		Citizens Communications Co.	17,184
2,670		NTT Docomo Inc. - Spon. ADR	38,955
1,290		Verizon Communications	46,853
3,560		Windstream Corp.	41,866
		TOTAL	223,574
		Utilities--1.8%
500		AGL Resources, Inc.	17,340
430		Aqua America, Inc.	8,187
930		Integrys Energy Group, Inc.	42,715
3,230		NiSource, Inc.	55,524
400		Piedmont Natural Gas, Inc.	9,840
380		Progress Energy, Inc.	15,926
440		SCANA Corp.	16,663
		TOTAL	166,195
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,875,216)	2,733,547
		MUNICIPAL BONDS—63.9%
		California—63.9%
$100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Hamlin School), Revenue Bonds (Series 2007), 5.000%, 08/01/2037	79,232
50,000		Allan Hancock, CA Joint Community College District, UT GO Bonds (Election of 2006-Series A), 5.000%, (FSA INS), 08/01/2025	49,710
100,000		Baldwin Park, CA Unified School District, UT GO Bonds (Election of 2006) (Series 2007), 4.750%, (FSA INS), 08/01/2025	95,543
100,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bond (2006 Series F), 5.000%, 04/01/2031	96,026
150,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2007F), 5.000%, 04/01/2024	149,010
200,000		Belmont-Redwood Shores, CA School District, Refunding UT GO Bonds, 5.000%, (FSA INS), 09/01/2022	201,618
200,000		Beverly Hills, CA Unified School District, UT GO Bonds (Election 2002-Series B), 5.000%, 08/01/2027	196,818
300,000		California Educational Facilities Authority, (Pomona College), Revenue Bonds (Series 2005A), 5.000%, 07/01/2045	281,295
200,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2007A), 5.000%, 11/15/2042	176,998
400,000		California State, Refunding UT GO Bonds, 5.000%, 03/01/2021	393,916
165,000		California State, UT GO Bonds, 5.000%, 10/01/2023	157,928
150,000		California State, Various Purpose UT GO Bonds, 5.000%, 06/01/2032	140,580
50,000		California Statewide Communities Development Authority, (Catholic Healthcare West), (Series H), (MBIA Insurance Corp. INS), 6.000%, (MBIA INS), 04/03/2008	50,000
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	86,848
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	84,065
400,000		California Statewide Communities Development Authority, (Kaiser Permanente), (Series C), (FSA INS), 6.490% 03/07/2008	400,000
100,000		California Statewide Communities Development Authority, (Kaiser Permanente), Revenue Bonds (Series 2007B), 5.250%, 03/01/2045	91,097
100,000	[1,2]	Contra Costa County, CA Public Financing Authority, Austin Trust Variable Inverse Certificates (Series 2007-1005), (MBIA Insurance Corp. INS), 7.022%, 02/01/2015	78,793
100,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.000%, 06/01/2045	87,428
300,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.750%, 06/01/2047	267,006
340,000		Hollister, CA Joint Powers Financing Authority Wastewater Revenue, Revenue Bonds, 5.000%, (FSA INS), 06/01/2032	326,227
50,000		Irvine, CA Assesment District No. 04-20, Special Assessment Bonds (Group One), 5.000%, 09/02/2030	42,395
200,000		Kern High School District, CA, UT GO Bonds (Election 2004-Series 2006B), 5.000%, (FSA INS), 08/01/2024	199,548
100,000		Los Angeles, CA Community College District, Refunding UT GO Bonds (Election 2001-Series 2005A), 5.000%, (FSA INS), 08/01/2025	99,421
200,000		Los Angeles, CA Housing Authority, GO First Mortgage Bonds (Series 2007A), 5.000%, (Radian Asset Assurance INS), 06/01/2029	183,088
300,000		Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2005A-2), 5.000%, (MBIA Insurance Corp. INS), 07/01/2023	299,025
110,000		Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.750%, (FGIC INS), 07/01/2021	108,922
100,000		Panama-Buena Vista, CA Unified School District, COP School Construction Project (Series 2006), 5.000%, (MBIA Insurance Corp. INS), 09/01/2036	93,252
150,000		Pomona, CA Redevelopment Agency, Revenue Bonds (2006 Series AS), 5.000%, (AMBAC INS), 02/01/2031	143,297
200,000		Regents of the University of California Medical Center, Libor Floating Rate Index Bonds (Series 2007C-2), (MBIA Insurance Corp. INS), 2.794%, 05/15/2043	161,050
50,000		Riverside County, CA, COP (Series 2005A), 5.000%, (FGIC INS), 11/01/2036	45,343
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 02/15/2028	42,977
100,000		Sacramento, CA Unified School District, (Election of 2002, Series 2005), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	96,600
200,000		San Mateo County, CA Community College District, UT GO Bonds (Election of 2001-Series A), 5.000%, (FGIC INS), 09/01/2026	194,356
240,000		Santa Clara Valley, CA Transportation Authority, Sales Tax Refunding Revenue Bonds (Series 2007A), 5.000%, (AMBAC INS), 04/01/2036	226,522
100,000		Santa Clarita, CA Community College District, UT GO Bonds (Election of 2001, Series 2005), 5.000%, (FSA INS), 08/01/2028	97,867
150,000		University of California, General Revenue Bonds (Series 2008L), 5.000%, 05/15/2025	148,454
40,000		University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%, (AMBAC INS), 05/15/2039	37,248
60,000		University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%, (United States Treasury PRF 5/15/2012@101), 05/15/2039	64,573
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,301,326)	5,774,076
		SHORT-TERM MUNICIPALS -- 4.4%[3]
		California—3.3%
200,000	[1,2]	California State, ROCs (Series 12119) Weekly VRDNs, (XL Capital Assurance Inc. INS, Citibank NA, New York LIQ), 4.090%, (XL Capital Assurance Inc. INS, Citibank NA, New York LIQ), 4.090%, 3/6/2008	200,000
100,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-1) Weekly VRDNs, 2.800%, 3/6/2008	100,000
		TOTAL	300,000
		Puerto Rico--1.1%
100,000		Puerto Rico Government Development Bank Weekly VRDNs, (MBIA Insurance Corp. INS, Credit Suisse, Zurich LIQ), 6.50%, 3/5/2008	100,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	400,000
		TOTAL INVESTMENTS – 98.6% (IDENTIFIED COST $9,576,542)[4]	8,907,623
		OTHER ASSETS AND LIABILITIES – NET – 1.4%[5]	130,910
		TOTAL NET ASSETS – 100%	$9,038,533

At February 29, 2008, the Fund had the following open swap/rate lock contract:

Counterparty	Pay	Receive	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	4.71%	10 Year MMD Rate	6/5/2008	$400,000	$18,553

Unrealized Appreciation on Swap Contract is included in “Other Assets and Liabilities – Net”.
At February 29, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $278,793, which represented 3.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (“the Trustees”). At February 29, 2008, these liquid restricted securities amounted to $278,793, which represented 3.1% of total net assets.

3	Current rate and next reset date shown for Variable Rate Demand Notes.
4
At February 29, 2008, the cost of investments for federal tax purposes was $9,576,527. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from swap contracts was $668,904. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $60,936 and net unrealized depreciation from investments for those securities having an excess of cost over value of $729,840.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,733,547	$0
Level 2 – Other Significant Observable Inputs	6,174,076	18,553
Level 3 – Significant Unobservable Inputs	0	0
Total	$8,907,623	$18,553

* Other financial instruments include swap contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
LIQ	--Liquidity Agreement
PRF	--Prerefunded
ROCs	--Reset Option Certificates
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008